Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for First PEO(1) ($)	Compensation Actually Paid to First PEO(1)(3) ($)	Summary Compensation Table Total for Second PEO(1) ($)	Compensation Actually Paid to Second PEO(1)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Invested Based on:		Net Income (in millions)	Company Selected Measure: Non-GAAP Operating Profit(6) (in millions)
							Total Stockholder Return(4) ($)	Peer Group Total Stockholder Return(5) ($)
2022	$17,025,668	$(22,885,308)	$25,304,582	$2,445,698	$5,397,267	$(320,247)	$18.00	$111.07	$(804.8)	$363.8
2021	$35,270,070	$22,164,881	$—	$—	$7,832,042	$3,683,896	$82.18	$154.69	$(218.3)	$484.1
2020	$6,864,209	$2,327,785	$—	$—	$7,863,448	$5,365,617	$116.29	$114.98	$(245.8)	$472.9

Company Selected Measure Name	Non-GAAP Operating Profit
Named Executive Officers, Footnote [Text Block]	Kevin Jones served as our first principal executive officer (“PEO”) for 2020, 2021, and 2022. Amar Maletira served as our second PEO during 2022. (2) For 2022, our non-PEO named executive officers (“NEOs”) included D K Sinha, Srini Koushik, Holly Windham, and Subroto Mukerji. For 2021, our non-PEO NEOs included Amar Maletira, Subroto Mukerji, Holly Windham, and Martin Blackburn. For 2020, our non-PEO NEOs included Amar Maletira, Dustin Semach, Holly Windham, Martin Blackburn, Steve Mills, and Matt Stoyka.
Peer Group Issuers, Footnote [Text Block]	Peer Group TSR includes the following IT/Cloud Services Organizations: Accenture PLC, Cognizant Technology Solutions Corporation, EPAM Systems, Inc., Globant S.A., Infosys Limited, I.B.M. Corporation, Mphasis Limited, Tata Consultancy Services Limited, Thoughtworks Holding, Inc., VMWare, Inc., and Wipro Limited.
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid (“CAP”) has been calculated based on the methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (“SCT”):
First PEO Summary SCT Total to CAP Reconciliation

Year	Summary Compensation Table Total	Deduct Amounts Reported under the "Stock Awards" Column in the SCT	Add Year End Fair Value of Equity Awards Granted in the Year	Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Deduct Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Compensation Actually Paid
2022	$17,025,668	$(13,892,513)	$659,986	$(4,059,194)	$26,279	$(7,806,894)	$(14,838,640)	$(22,885,308)
2021	$35,270,070	$(33,192,408)	$27,192,074	$(5,785,683)	$—	$(1,319,172)	$—	$22,164,881
2020	$6,864,209	$—	$—	$(4,536,424)	$—	$—	$—	$2,327,785

Year	Summary Compensation Table Total	Deduct Amounts Reported under the "Stock Awards" Column in the SCT	Add Year End Fair Value of Equity Awards Granted in the Year	Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Deduct Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Compensation Actually Paid
2022	$25,304,582	$(23,681,398)	$11,501,119	$(7,760,562)	$—	$(2,918,043)	$—	$2,445,698

Year	Summary Compensation Table Total	Deduct Amounts Reported Under "Change in Pension Value" Column in the SCT	Deduct Amounts Reported Under the "Stock Awards" and "Option Awards" Columns in the SCT	Add Year End Fair Value of Equity Awards Granted in the Year	Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Deduct Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Compensation Actually Paid
2022	$5,397,267	$9,071	$(3,921,621)	$1,395,590	$(1,467,862)	$53,959	$(693,075)	$(1,093,576)	$(320,247)
2021	$7,832,042	$(5,034)	$(6,686,074)	$5,593,818	$(2,086,757)	$83,167	$(1,047,266)	$—	$3,683,896
2020	$7,863,448	$(3,984)	$(6,651,407)	$5,748,640	$(218,170)	$261,259	$(55,152)	$(1,579,017)	$5,365,617

Non-PEO NEO Average Total Compensation Amount	$ 5,397,267	$ 7,832,042	$ 7,863,448
Non-PEO NEO Average Compensation Actually Paid Amount	$ (320,247)	3,683,896	5,365,617
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following tables provide a graphical comparison of the relationship between executive compensation actually paid to performance measures. The following table also illustrates the value of compensation actually paid to our PEOs and Non-PEO NEOs and Total Stockholder Return and Peer Group Total Stockholder Return.
Compensation Actually Paid vs. Net Income [Text Block]	The following table illustrates the value of compensation actually paid to our PEOs and Non-PEO NEOs and our Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following table illustrates the value of compensation actually paid to our PEOs and Non-PEO NEOs and Non-GAAP Operating Profit.
Total Shareholder Return Vs Peer Group [Text Block]	The following tables provide a graphical comparison of the relationship between executive compensation actually paid to performance measures. The following table also illustrates the value of compensation actually paid to our PEOs and Non-PEO NEOs and Total Stockholder Return and Peer Group Total Stockholder Return.
Total Shareholder Return Amount	$ 18.00	82.18	116.29
Peer Group Total Shareholder Return Amount	111.07	154.69	114.98
Net Income (Loss)	$ (804,800,000)	$ (218,300,000)	$ (245,800,000)
Company Selected Measure Amount	363,800,000	484,100,000	472,900,000
Additional 402(v) Disclosure [Text Block]	Reflects cumulative Total Shareholder Return (TSR). It shows the growth of a $100 investment on December 31, 2019 in RXT Common Stock.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Profit
Non-GAAP Measure Description [Text Block]	Non-GAAP Operating Profit is defined as net income (loss), plus interest expense and income taxes, further adjusted to exclude the impact of non-cash charges for share-based compensation and cash charges for transaction-related costs and adjustments, restructuring and transformation charges, certain other non-operating, and non-recurring or non-core gains and losses.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Kevin Jones [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 17,025,668	$ 35,270,070	$ 6,864,209
PEO Actually Paid Compensation Amount	$ (22,885,308)	$ 22,164,881	$ 2,327,785
PEO Name	Kevin Jones	Kevin Jones	Kevin Jones
Amar Maletira [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 25,304,582
PEO Actually Paid Compensation Amount	$ 2,445,698
PEO Name	Amar Maletira
PEO [Member] | Kevin Jones [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (13,892,513)	$ (33,192,408)	$ 0
PEO [Member] | Kevin Jones [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	659,986	27,192,074	0
PEO [Member] | Kevin Jones [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,059,194)	(5,785,683)	(4,536,424)
PEO [Member] | Kevin Jones [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	26,279	0	0
PEO [Member] | Kevin Jones [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,806,894)	(1,319,172)	0
PEO [Member] | Kevin Jones [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,838,640)	0	0
PEO [Member] | Amar Maletira [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,681,398)
PEO [Member] | Amar Maletira [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,501,119
PEO [Member] | Amar Maletira [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,760,562)
PEO [Member] | Amar Maletira [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Amar Maletira [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,918,043)
PEO [Member] | Amar Maletira [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,921,621)	(6,686,074)	(6,651,407)
Non-PEO NEO [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,395,590	5,593,818	5,748,640
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,467,862)	(2,086,757)	(218,170)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	53,959	83,167	261,259
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(693,075)	(1,047,266)	(55,152)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,093,576)	0	(1,579,017)
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 9,071	$ (5,034)	$ (3,984)